UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cantillon Capital Mgnt LLC
Address:  40 West 57th St
          24th Floor
          NY, NY 10019

13 File Number: 0001279936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. O'Brien
Title:     C.O.O.
Phone:     212-603-3310
Signature, Place and Date of Signing:

    James R. O'Brien NY, NY 10019 January 28, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    779788

                                                                FORM 13F INFORMATION TABLE
						             VALUE     SHARES/SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   X($1000)  PRN AMT PRN CALL DISCRETN MANAGERS    SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------



























S REPORT SUMMARY                 19 DATA RECORDS              779788	    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED